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1701 Market Street                                                 Morgan, Lewis
Philadelphia, PA  19103-2921                                       & Bockius LLP
215-963-5000                                                   Counselors at Law
Fax:  215-963-5001


March 30, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:      Schwab Capital Trust
         File Nos. 33-62470 and 811-7704

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the "Trust"), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the"Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 84 to the Trust's Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made pursuant to Rule 485(b) under the Act for the purpose of designating an effective date and to make non-material changes.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (215) 963-5037 with any questions or comments.

Very truly yours,


/s/ Timothy W. Levin
-----------------------
Timothy W. Levin